Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Accrued bonus	$ 4,533	$ 5,349	$ 8,800
Accrued payroll and related expenses	1,565	1,622	1,460
Other current liabilities and accrued expenses	3,709	4,203	1,156
Deferred revenue	1,010	180	0
Total accrued expenses and other current liabilities	$ 10,817	$ 11,354	$ 11,416